COLT SECURITIZATION DEPOSITOR, LLC ABS-15G

Exhibit 99.23

Exception Detail
Run Date - 09/15/2025 10:51:09 AM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Deal ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	XXXX	4350117045	XXXX	XXXX	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Property is Rural. Max LTV for Rural is 75% LTV. Loan is at 80% LTV		Compensating Factors: 8.91 mo Reserves. $XXXX in residual income. Very good credit history with about 3% usage of credit. Excellent rental history 0x30. Minimal payment shock (1.24) and now will own vs rent.				XXXX	B	2	XXXX	XXXX	1	1	C	B	C	B	A	A	A	A		Non-QM	1